Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 £m - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 165	£ 162
Gains recognised in the income statement within other income	(6)	21
Redemptions	(14)	(12)
Balance at end of period	145	171
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	22	23
Gains recognised in the income statement within other income	(2)	2
Redemptions	(2)	(2)
Balance at end of period	18	23
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	(2)	2
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	143	139
Gains recognised in the income statement within other income	(4)	19
Redemptions	(12)	(10)
Balance at end of period	127	148
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	(3)	(21)
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	£ (5)	£ (19)